Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Cash flows from operating activities
Net loss	$ (59,132,923)	$ (9,388,548)	$ (16,832,101)
Net loss from discontinued operations	(3,358,417)	(4,615,350)	(12,295,546)
Net loss from continuing operations	(55,774,506)	(4,773,198)	(4,536,555)
Adjustments for:
Stock-based compensation	12,355,200	1,720,800	60,000
Allowance for expected credit loss	42,041,954
Impairment loss/Write-downs off other assets		1,044,226
Imputed interest expense		137,701	1,337,159
Adjustments, total	54,397,154	2,902,727	1,397,159
Changes in operating assets and liabilities:
Increase Accounts Receivable-Trade	(286,956)
Increase Other Receivable	(49,520,747)	(1,275,000)
Increase Advances to Suppliers	(140,493)
Increase Accounts Payable-Trade	189,414
Increase Contract liability	27,396
Increase Accruals and other payables	400,254	1,363,028
Increase Taxes Payable	7,340
Increase Other Receivable-Related Party	(109,382)	(455,488)
Increase (Decrease) Loans Receivable	399,998	(400,000)
Net cash operating activities of continued operations	(50,410,528)	(2,637,931)	(3,139,396)
Net cash operating activities of discontinued operations	(209,969)	(2,837,981)	(5,733,254)
Cash Used in Operating Activities	(50,620,497)	(5,475,912)	(8,872,650)
Cash flows from investing activities:
Net cash (used)/sourced in investing activities of discontinued operations	(89,499)	1,280,541	236,884
Cash (used)/sourced in Investing Activities	(89,499)	1,280,541	236,884
Cash flows from financing activities
Proceeds from share issuance, net of issuance costs	50,359,998	3,568,598
Proceeds from (Repayment to) related party payable	207,398	(1,300,000)
Proceeds from notes payable			3,734,926
Net cash from financing activities of continued operations	50,567,396	2,268,598	3,734,926
Net cash from financing activities of discontinued operations	607,210	920,724	(108,178)
Cash Sourced in Financing Activities	51,174,606	3,189,322	3,626,748
Net Increase/(Decrease) in Cash, Cash Equivalents, Restricted Cash	464,610	(1,006,049)	(5,009,018)
Effect of exchange rates on cash	(599,955)	(175,879)	6,755
Cash, cash equivalents at beginning of the period	1,184,344	2,370,632	7,372,895
Less: cash and cash equivalents of discontinued operations	105,564	523,324	370,186
Cash and cash equivalent at end of the period	943,435	665,380	2,000,446
Reconciliation of Cash, Cash Equivalents & Restricted Cash to Statements of Cash Flows
Cash & cash equivalents	943,435	665,380	1,959,215
Restricted cash			41,231
Total cash, cash equivalents, and restricted cash	943,435	665,380	2,000,446
Supplementary cash flow information:
Interest received
Income taxes paid			72,120
Non-cash financing and investing activities:
Debt converted to common stock		$ 2,717,326	$ 2,236,685